share-based compensation - Restricted share units (Details) - EquityInstruments	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
TELUS Corporation restricted share units
share-based compensation
Outstanding - Non-vested	23,760,493		14,691,643
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	21,593,850	14,205,590	13,361,320
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	18,985,982		12,212,381
Notional subset affected by relative total shareholder return performance condition share-based compensation
Total customer connection payout weight (as a percent)				33.33%
Relative total shareholder return payout weight (as a percent)					75.00%
Outstanding - Non-vested	2,166,643		1,330,323
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)				3.00%	25.00%
Cash flow performance condition payout weight (as a percent)				33.33%	0.00%
Outstanding - Non-vested	2,607,868		1,148,939
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%